Consolidated Cash Flow Statement for Six Months Ended June 30, 2010 and 2011 (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Net income	$ 59,103,749	$ 44,744,564
Depreciation expense	5,244,730	5,086,692
Change in accounts receivable, net of reserve	(7,240,590)	2,998,859
Change in accounts payable	354,307	4,923,882
Change in taxes payable	(2,699,081)	(4,170,638)
Change in accrued expenses	(9,188,472)	(7,560,284)
Change in deferred revenue	4,748,548	6,943,476
Change in deferred taxes and tax reserves	(4,345,576)	204,171
Net cash from operations	45,977,615	53,170,722
Purchases of marketable securities	(37,201,577)	(19,896,962)
Purchases of fixed assets	(5,549,875)	(4,100,789)
Change in other assets	6,013,534	587,784
Acquisition of LSS, net of cash acquired	(11,427,518)	0
Net cash used in investing	(48,165,436)	(23,409,967)
Sales of common stock	9,407,360	9,018,306
Dividends paid	(48,647,033)	(43,133,153)
Net cash used in financing	(39,239,673)	(34,114,847)
Net change in cash and equivalents	(41,427,495)	(4,354,092)
Cash and equivalents at beginning	97,789,985	39,233,486
Cash and equivalents at end	$ 56,362,490	$ 34,879,394